                               GUARDIAN PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

                                                                    NBAAR3760198

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          AMT Guardian Portfolio
   Since this is our first AMT Guardian Portfolio annual report, we thought it would be worthwhile to review the investment process we employ in managing the portfolio. The most salient feature of our investment technique is that we are, first and foremost, value managers. This is the basis for everything we do.
   The portfolio is constructed on a stock by stock basis. That is, we do not begin with an overall macroeconomic view of the world and then select stocks which fit that view. Over a period of many years, we have found that this is simply not as rewarding a way to spend our time as the researching of individual stocks.
   In our stock selection process, we are valuation driven, which is to say that the first thing we look at is a stock's P/E ratio. Virtually all the stocks we buy have a P/E ratio which is lower than that of the overall stock market, but a low P/E is only the starting point in our selection process. As one might expect, more often than not we find that a "cheap" stock deserves to be; what we are looking for are those stocks whose low valuation is, in our opinion, the result of a misperception and therefore undeserved. As a result, we devote a considerable amount of our research efforts looking at stocks and/or industries which are out of favor with most investors.
   An important distinction between us and other value managers arises out of this. Namely, we would much rather achieve a low P/E ratio by looking at a good industry that is currently out of favor and buying the best companies therein rather than taking an industry that is in favor and buying the lowest P/E stocks in that area. Utilizing this as our primary method of stock selection is why our portfolio usually has a return on equity and an earnings growth rate that is superior to those of the overall stock market while at the same time having a lower P/E.
   This approach has proven to be very rewarding over time, but it is one that calls for patience and discipline. If exercised properly and consistently, however, employing the discipline necessary to buy stocks which are suffering from either disfavor or neglect is the way to buy above-average companies at below-average valuations.
   As this is written a number of cross currents prevail and have given a higher than usual degree of volatility to the stock market. Concerns over Asia, a "crisis" that is widely commented on but little understood, are a deterrent, but at the same time the recent rally in the bond market has taken interest rates to levels that are supportive of higher stock prices. These conflicting forces combine to make the stock market unusually volatile.
   We find that in such an environment it is best not to be euphoric on the up days nor despondent on the down days. Focusing instead on the opportunities that this volatile period presents us, we have exploited the fluctuations to create a portfolio which sells at less than 14 times estimated 1998 earnings. This is a discount of almost 30% to the overall market, but at the same time, according to IEBS, the earnings are expected to increase some 25% in 1998.
   Buying the stocks of good companies when they are inexpensive is what Neuberger&Berman has done for years. In AMT Guardian we are continuing what has been a long and successful tradition.

Sincerely,

       [SIG]                              [SIG]

Kent Simons and Kevin Risen
PORTFOLIO CO-MANAGERS

The composition and holdings of the Portfolio are subject to change. The Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of its total assets.

COMPARISON OF A $10,000 INVESTMENT
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Guardian Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Aggregate Total Return (1)
                            Guardian Portfolio   S&P "500" (2)
Life of Fund                            +5.20%          +6.53%
                            Guardian Portfolio       S&P "500"
11/3/97                                $10,000         $10,000
12/31/97                               $10,520         $10,653

   The inception date of Neuberger&Berman Advisers Management Trust Guardian Portfolio-SM- (the "Fund") is 11/3/97.

1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not guarantee future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P "500" Index is an unmanaged index generally considered to be representative of overall stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                                        December 31,
                                                                            1997
                                                                        ------------
ASSETS
      Investment in Series, at value (Note A)                             $563,685
      Deferred organization costs (Note A)                                  12,576
      Receivable from administrator -- net (Note B)                          8,114
      Receivable for Trust shares sold                                       4,979
                                                                        ------------
                                                                           589,354
                                                                        ------------
LIABILITIES
      Accrued organization costs (Note A)                                   12,978
      Accrued expenses                                                       9,056
                                                                        ------------
                                                                            22,034
                                                                        ------------
NET ASSETS at value                                                       $567,320
                                                                        ------------

NET ASSETS consist of:
      Par value                                                           $     54
      Paid-in capital in excess of par value                               550,008
      Accumulated undistributed net investment income                          459
      Accumulated net realized losses on investment                         (1,189)
      Net unrealized appreciation in value of investment                    17,988
                                                                        ------------
NET ASSETS at value                                                       $567,320
                                                                        ------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                        53,903
                                                                        ------------

NET ASSET VALUE, offering and redemption price per share                    $10.52
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                                             For the
                                                                           Period from
                                                                        November 3, 1997
                                                                          (Commencement
                                                                        of Operations) to
                                                                          December 31,
                                                                              1997
                                                                        -----------------
INVESTMENT INCOME
    Investment income from Series (Note A)                                  $    926
                                                                        -----------------
    Expenses:
      Administration fee (Note B)                                                140
      Shareholder reports                                                      6,884
      Custodian fees                                                           1,667
      Legal fees                                                                 500
      Amortization of deferred organization and initial offering
       expenses (Note A)                                                         402
      Trustees' fees and expenses                                                  3
      Auditing fees                                                                2
      Expenses from Series (Notes A & B)                                       4,485
                                                                        -----------------
        Total expenses                                                        14,083
      Expenses reimbursed by administrator and reduced by custodian
       fee expense offset arrangement (Note B)                               (13,616)
                                                                        -----------------
        Total net expenses                                                       467
                                                                        -----------------
        Net investment income                                                    459
                                                                        -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM SERIES (NOTE
  A)
    Net realized loss on investment securities                                (1,189)
    Net unrealized appreciation of investment securities                      17,988
                                                                        -----------------
        Net gain on investments from Series (Note A)                          16,799
                                                                        -----------------
        Net increase in net assets resulting from operations                $ 17,258
                                                                        -----------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                                          Period from
                                                                        November 3, 1997
                                                                         (Commencement
                                                                         of Operations)
                                                                               to
                                                                          December 31,
                                                                              1997
                                                                        ----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                                   $    459
    Net realized loss on investments from Series (Note A)                     (1,189)
    Net unrealized appreciation of investments from Series (Note A)           17,988
                                                                        ----------------
    Net increase in net assets resulting from operations                      17,258
                                                                        ----------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                                550,096
    Payments for shares redeemed                                                 (34)
                                                                        ----------------
    Net increase from Trust share transactions                               550,062
                                                                        ----------------
NET INCREASE IN NET ASSETS                                                   567,320
NET ASSETS:
    Beginning of period                                                           --
                                                                        ----------------
    End of period                                                           $567,320
                                                                        ----------------
    Accumulated undistributed net investment income at end of period        $    459
                                                                        ----------------
NUMBER OF TRUST SHARES:
    Sold                                                                      53,906
    Redeemed                                                                      (3)
                                                                        ----------------
    Net increase in shares outstanding                                        53,903
                                                                        ----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Guardian Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Guardian Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Fund had no operations until November 3, 1997, other than matters relating to its organization and registration as a series of the Trust. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Guardian Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Guardian Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At December 31, 1997, the unamortized balance of such expenses amounted to $12,576. The accrued organization costs are payable to Neuberger&Berman Management Incorporated ("N&B Management"), the administrator of the Fund.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains N&B Management as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of .30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to N&B Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the period ended December 31, 1997, such excess expenses amounted to $13,586.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $30.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period ended December 31, 1997, additions and reductions in the Fund's investment in its Series amounted to $550,449 and $34, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                             Period from
                                                         November 3, 1997(2)
                                                           to December 31,
                                                                1997
                                                         -------------------
Net Asset Value, Beginning of Period                           $10.00
                                                         -------------------
Income From Investment Operations
    Net Investment Income                                         .01
    Net Gains or Losses on Securities (both realized
     and unrealized)                                              .51
                                                         -------------------
      Total From Investment Operations                            .52
                                                         -------------------
Net Asset Value, End of Period                                 $10.52
                                                         -------------------
Total Return(3)(4)                                              +5.20%
                                                         -------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in thousands)                   $567.3
                                                         -------------------
    Ratio of Gross Expenses to Average Net
     Assets(5)(6)(7)                                             1.06%
                                                         -------------------
    Ratio of Net Expenses to Average Net Assets(6)(7)            1.00%
                                                         -------------------
    Ratio of Net Investment Income to Average Net
     Assets(6)(7)                                                 .98%
                                                         -------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1997
--------------------------------------------------------------------------------
          Guardian Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during the fiscal period.
2) The date investment operations commenced.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return figures for the fiscal period.
4) Not annualized.
5) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Guardian Portfolio

   We have audited the accompanying statement of assets and liabilities of Guardian Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust (the "Trust"), as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 3, 1997 (Commencement of Operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Guardian Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 3, 1997 (Commencement of Operations) to December 31, 1997, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997

--------------------------------------------------------------------------------
          AMT Guardian Investments

  Number                                      Market
 of Shares                                   Value(1)
-----------                                  ---------
             COMMON STOCKS (89.2%)
AGRICULTURE (3.1%)
       600   AGCO Corp.                      $  17,550
                                             ---------

AUTOMOTIVE (10.8%)
       900   Cabot Corp.                        24,863
       250   Chrysler Corp.                      8,797
       250   General Motors                     15,156
       550   Mark IV Industries                 12,031
                                             ---------
                                                60,847
                                             ---------
BANKING (10.9%)
       250   BankBoston Corp.                   23,484
       230   Chase Manhattan                    25,185
       100   CITICORP                           12,644
                                             ---------
                                                61,313
                                             ---------
CONSUMER GOODS & SERVICES (2.9%)
       480   Cendant Corp.                      16,500(2)
                                             ---------
ELECTRICAL & ELECTRONICS (2.7%)
       500   Credence Systems                   14,813(2)
                                             ---------
ELECTRONICS (5.6%)
       500   Atmel Corp.                         9,281(2)
       700   Teradyne, Inc.                     22,400(2)
                                             ---------
                                                31,681
                                             ---------
FINANCIAL SERVICES (11.3%)
       300   Ambac Financial Group              13,800
       300   Countrywide Credit Industries      12,862
       200   Merrill Lynch                      14,588
       200   Morgan Stanley, Dean Witter,
             Discover                           11,825
       200   Travelers Group                    10,775
                                             ---------
                                                63,850
                                             ---------
HEALTH CARE (5.0%)
       700   Foundation Health Systems          15,663(2)
       300   Wellpoint Health Networks          12,675(2)
                                             ---------
                                                28,338
                                             ---------

  Number                                      Market
 of Shares                                   Value(1)
-----------                                  ---------

INSURANCE (5.0%)
       400   Aetna Inc.                      $  28,225
                                             ---------
RETAIL (7.4%)
       200   Barnes & Noble                      6,675(2)
       600   Furniture Brands International     12,300(2)
     1,100   Woolworth Corp.                    22,413(2)
                                             ---------
                                                41,388
                                             ---------
TECHNOLOGY (20.4%)
       800   Applied Materials                  24,100(2)
       490   Compaq Computer                    27,654
       450   KLA-Tencor                         17,381(2)
       900   National Semiconductor             23,344(2)
       500   Texas Instruments                  22,500
                                             ---------
                                               114,979
                                             ---------
TRANSPORTATION (4.1%)
        90   Delta Air Lines                    10,710
       200   US Airways Group                   12,500(2)
                                             ---------
                                                23,210
                                             ---------
             TOTAL COMMON STOCKS (COST
             $484,706)                         502,694
                                             ---------
 Principal
  Amount
-----------
             U.S. TREASURY SECURITIES
             (14.1%)
 $  80,000   U.S. Treasury Bills, 4.87% &
             5.24%, due 1/2/98 & 2/19/98
              (COST $79,569)                    79,569(3)
                                             ---------
             TOTAL INVESTMENTS (103.3%)
             (COST $564,275)                   582,263(4)
             Liabilities, less cash,
             receivables and
             other assets [(3.3%)]             (18,577)
                                             ---------
             TOTAL NET ASSETS (100.0%)       $ 563,686
                                             ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Guardian Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) At cost, which approximates market value.
4) At December 31, 1997, the cost of investments for Federal income tax purposes was $564,275. Gross unrealized appreciation of investments was $27,718 and gross unrealized depreciation of investments was $9,730, resulting in net unrealized appreciation of $17,988, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                                        December 31,
                                                                            1997
                                                                        ------------
ASSETS
      Investments in securities, at market value* (Note A) -- see
       Schedule of Investments                                            $582,263
      Cash                                                                   9,918
      Deferred organization costs (Note A)                                  26,142
      Receivable for securities sold                                           335
      Dividends receivable                                                     172
                                                                        ------------
                                                                           618,830
                                                                        ------------
LIABILITIES
      Accrued organization costs (Note A)                                   27,016
      Payable for securities purchased                                      24,547
      Accrued expenses                                                       3,324
      Payable to investment manager (Note B)                                   257
                                                                        ------------
                                                                            55,144
                                                                        ------------
NET ASSETS Applicable to Investors' Beneficial Interests                  $563,686
                                                                        ------------

NET ASSETS consist of:
      Paid-in capital                                                     $545,698
      Net unrealized appreciation in value of investment securities         17,988
                                                                        ------------
NET ASSETS                                                                $563,686
                                                                        ------------
*Cost of investments                                                      $564,275
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                                            For the
                                                                          Period from
                                                                        November 3, 1997
                                                                         (Commencement
                                                                         of Operations)
                                                                               to
                                                                          December 31,
                                                                              1997
                                                                        ----------------
INVESTMENT INCOME
    Income:
      Dividend income                                                       $   242
      Interest income                                                           684
                                                                        ----------------
        Total income                                                            926
                                                                        ----------------
    Expenses:
      Investment management fee (Note B)                                        257
      Accounting fees                                                         1,611
      Custodian fees (Note B)                                                 1,230
      Amortization of deferred organization and initial offering
       expenses (Note A)                                                        874
      Legal fees                                                                500
      Auditing fees                                                              10
      Trustees' fees and expenses                                                 3
                                                                        ----------------
        Total expenses                                                        4,485
      Expenses reduced by custodian fee expense offset arrangement
       (Note B)                                                                 (30)
                                                                        ----------------
        Total net expenses                                                    4,455
                                                                        ----------------
        Net investment loss                                                  (3,529)
                                                                        ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities sold                          (1,189)
    Net unrealized appreciation of investment securities                     17,988
                                                                        ----------------
        Net gain on investments                                              16,799
                                                                        ----------------
        Net increase in net assets resulting from operations                $13,270
                                                                        ----------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                                          Period from
                                                                        November 3, 1997
                                                                         (Commencement
                                                                         of Operations)
                                                                               to
                                                                          December 31,
                                                                              1997
                                                                        ----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment loss                                                     $ (3,529)
    Net realized loss on investments                                          (1,189)
    Net unrealized appreciation of investments                                17,988
                                                                        ----------------
    Net increase in net assets resulting from operations                      13,270
                                                                        ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                                550,450
    Reductions                                                                   (34)
                                                                        ----------------
    Net increase in net assets resulting from transactions in
     investors' beneficial interests                                         550,416
                                                                        ----------------
NET INCREASE IN NET ASSETS                                                   563,686
NET ASSETS:
    Beginning of period                                                           --
                                                                        ----------------
    End of period                                                           $563,686
                                                                        ----------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Guardian Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Guardian Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. The Series had no operations until November 3, 1997, other than matters relating to its organization and registration as a series of Managers Trust. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1997, the unamortized balance of such expenses amounted to $26,142. The accrued organization costs are payable to Neuberger&Berman Management Incorporated ("N&B Management"), the investment manager of the Series.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains N&B Management as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of .55% of the first $250 million of the Series' average daily net assets, .525% of the next $250 million, .50% of the next $250 million, .475% of the next $250 million, .45% of the next $500 million, and .425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.

Advisers Managers Trust                                        December 31, 1997
--------------------------------------------------------------------------------
          AMT Guardian Investments

   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $30.

NOTE C -- SECURITIES TRANSACTIONS:
   During the period ended December 31, 1997, there were purchase and sale transactions (excluding short-term securities) of $514,899 and $28,992, respectively.
   During the period ended December 31, 1997, brokerage commissions on securities transactions amounted to $634, of which Neuberger received $601, and other brokers received $33.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                             Period from
                                                         November 3, 1997(1)
                                                           to December 31,
                                                                1997
                                                         -------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)(3)                                            9.59%
                                                         -------------------
  Net Expenses(3)                                                 9.53%
                                                         -------------------
  Net Investment Loss(3)                                         (7.55%)
                                                         -------------------
Portfolio Turnover Rate                                             12%
                                                         -------------------
Average Commission Rate Paid                                   $0.0550
                                                         -------------------
Net Assets, End of Period (in thousands)                        $563.7
                                                         -------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Guardian Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Guardian Investments, one of the series comprising Advisers Managers Trust ("Managers Trust"), as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from November 3, 1997 (Commencement of Operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of Managers Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Guardian Investments of Advisers Managers Trust at December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period from November 3, 1997 (Commencement of Operations) to December 31, 1997, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 26, 1998